Average Annual Total Returns - FidelityHedgedEquityFund-RetailPRO - FidelityHedgedEquityFund-RetailPRO - Fidelity Hedged Equity Fund	Mar. 30, 2024
Fidelity Hedged Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.65%
Since Inception	9.09%	[1]
Fidelity Hedged Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.43%
Since Inception	8.87%	[1]
Fidelity Hedged Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.59%
Since Inception	6.94%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	16.78%	[1]
IXUYK
Average Annual Return:
Past 1 year	19.17%
Since Inception	9.78%	[1]

[1]	A From September 1, 2022 .